Investment Strategy - YieldMaxTM Ultra Short Option Income Strategy ETF	Feb. 13, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing direct and indirect inverse exposure to the share price of a group of equity securities. The Fund’s strategy involves: (i) constructing a short portfolio of U.S.-listed equity securities (each, an “Underlying Security”) or derivatives that provide short exposure to those Underlying Securities (the “Equity Strategy”) and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on Underlying Securities. The Fund may also maintain an allocation to cash or U.S. Treasuries.

Equity Strategy

The Fund’s investment adviser, selects the Underlying Securities to which the Fund will gain short exposure. The Underlying Securities primarily include U.S.-listed equity securities of operating companies and shares of ETFs. Additionally, they may include other types of U.S. listed exchange-traded products (e.g., closed-end funds and commodity pools).

The Adviser selects the Underlying Securities by analyzing, among other things, the levels of implied volatility (a measure of the market’s expectation for future price fluctuations) of the Underlying Security’s listed options prices. Implied volatility is integral to the Fund’s strategy, as it indicates the expected price fluctuations of a security, guiding the Adviser’s selection of suitable Underlying Securities. Generally, the Adviser will seek to gain short exposure to Underlying Securities with higher implied volatility relative to the broad market, industry or sector peers, or the historical averages for the Underlying Security. Higher implied volatility typically correlates with increased options premiums, allowing the Fund to generate income from its portfolio of Options Strategies. The Adviser also analyzes significant upcoming events related to, where applicable, the issuers of the Underlying Securities (e.g., earnings releases), as well as the trading volumes of such securities and their related options contracts. The Fund is generally unconstrained and therefore, the Underlying Securities can be of any market capitalization size and represent any industry sector.

The Adviser selects Underlying Securities based on a frequent and quantitative screening process. This method evaluates various factors such as the implied volatility of the Underlying Security and the trading volume and liquidity of both the Underlying Security and options on the Underlying Security. Furthermore, the Adviser’s screening process also identifies the industry sectors of potential Underlying Securities as part of its risk management process as described below.

The Fund’s allocation to particular Underlying Securities is primarily driven by implied volatility levels. The Adviser strategically identifies Underlying Securities in periods of likely higher volatility (e.g., ahead of significant events, like earnings releases). The Adviser will typically select between fifteen and thirty Underlying Securities to which the Fund will gain short exposure and will implement the Options Strategies on the Underlying Securities. However, when the Adviser deems it appropriate, it may choose as few as five Underlying Securities. The Fund will also hold short-term U.S. Treasury securities.

As part of its risk management process, to seek to lower risk and enhance returns, where possible, the Fund will gain short exposure to Underlying Securities across various sectors and industries, reducing the impact of sector-specific events. While the Fund intends to have exposure to multiple sectors, it may gain short exposure to Underlying Securities attributable to a particular sector in amounts greater than 25% of the Fund’s total assets when the Adviser’s selection process indicates that such sector exposure would be appropriate for the Fund. The Fund does not currently intend to invest in any particular sector. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the 1940 Act.

The Fund may gain short exposure to Underlying Securities directly or “synthetically.” To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic short holdings of the Underlying Securities) to gain exposure to the inverse (opposite) share price performance of the Underlying Securities. The allocation between direct and indirect (synthetic) short holdings varies based on strategic decisions and market conditions as assessed by the Adviser.

●	Direct: The Fund may short Underlying Securities when the Adviser determines a direct short is more cost-effective.

●	Synthetic: To achieve a synthetic short exposure to an Underlying Security, the Fund will buy that Underlying Security’s put options and, simultaneously, sell that Underlying Security’s call options to try to replicate the inverse price movements of owning that Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the relevant Underlying Security at the time the options contracts are purchased and sold, respectively. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the relevant Underlying Securities for the duration of the applicable options exposure.

Options Strategies

The Fund seeks to generate income from engaging in Options Strategies primarily using options contracts on the shorted Underlying Securities. In particular, the Fund will receive income in the form of a premium when it writes (sells) an option. By selling options, the Fund will earn premiums from buyers who pay for the right to buy or sell the underlying asset at a predetermined price. The Adviser can implement the Options Strategies in various market conditions. Depending on the Adviser’s outlook, the Adviser will select one Options Strategy or a combination of Options Strategies that it believes will best provide the Fund with current income while generally also attempting to benefit from downside participation, meaning the opportunity for the Fund to gain if the value of the shorted assets decline). Additionally, the Adviser considers the performance of the Underlying Securities. In some instances, the aim is to generate additional gains if the Underlying Security decreases in value, while, in other cases, the aim is to limit losses if the Underlying Security increases in value.

Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using an ETF, instead of options on the Underlying Securities themselves. Each such ETF would otherwise qualify as an Underlying Security. The Fund’s use of Options Strategies with Underlying Securities and ETFs will always be covered (e.g., the Fund may do call or put spreads).

The Fund’s outcomes may vary depending on the Options Strategies used. For example:

●	When writing covered puts (selling put options on securities the Fund has already shorted), the Fund might limit its potential for capital appreciation in exchange for premium income.
●	When selling credit put spreads (writing a put option at one strike price and buying another put option at a lower strike price), the Fund limits the potential loss compared to selling an option outright by capping it at the difference between the strike prices minus the net premium received.
●	When selling diagonal put spreads (selling a put option with a nearer expiration date and buying a put option with a later expiration date at a different strike price), the Fund aims to benefit from the time decay (see below) of the nearer-term option.
○	Time decay is the reduction in an option’s value as the time to its expiration date approaches. An option’s decay accelerates as its expiration date gets closer because there is less time for an investor to earn a profit from that option.
●	When selling cash-secured calls (selling call options while holding enough cash to margin the short security at the strike price if assigned), the Fund generates income from the premium received.
●	When selling calendar put spreads (selling a short-term option and buying a longer-term option at the same strike price), the Fund aims to benefit from the faster time decay of the short-term option.
●	When applying debit spreads as a supplemental options strategy (buying call or put spreads), the Fund may aim to use them strategically with the other Options Strategies to offset margin requirements and enhance overall income potential, to hedge its short position during periods of elevated uncertainty, or to “leg into” debit spreads by entering the spread in stages.

These Options Strategies impact the risk-return profile of the Fund, potentially affecting volatility, income generation, downside capture (opportunity to profit from declining asset values), and capital preservation (protecting value).

Additionally, the premiums the Fund receives from selling options are directly influenced by market volatility; higher volatility (larger price swings) typically results in higher premiums. Therefore, the Adviser analyzes market conditions to determine the timing and type of Options Strategies to employ to achieve the primary objective of current income. By strategically entering and exiting options positions, the Adviser seeks to enhance the Fund’s income potential.

US Treasuries

In addition, the Fund may hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: (1) providing collateral for the Options Strategies and for the short positions, and (2) contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to participate in some of the potential gains experienced by decreases in the share prices of the Underlying Securities.

●	The Fund seeks to generate income, which is not dependent on the value of the Underlying Securities.

Fund Distributions

The Fund seeks to provide income in the form of cash distributions approximately every four weeks, resulting in about thirteen distributions a year. The Fund seeks to generate such income in the following ways:

●	The Fund seeks to generate income from engaging in the Options Strategies.

●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

●	The Fund seeks to distribute any gains it earns from decreases in the share prices of the Underlying Securities when the Fund’s options positions are periodically closed out.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund will employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.